UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07377

Morgan Stanley Multi Cap Growth Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	November 30,

Date of reporting period:	February 28, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments • February 28, 2017 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (89.0)%
	Automobiles (5.5)%
72,504	Tesla, Inc. (a)(b)	$18,125,275
	Biotechnology (0.6)%
15,150	Alnylam Pharmaceuticals, Inc. (a)	782,346
36,481	Intrexon Corp. (a)(b)	812,067
17,430	Juno Therapeutics, Inc. (a)(b)	419,017
		2,013,430
	Capital Markets (4.6)%
116,778	S&P Global, Inc.	15,119,248

	Health Care Equipment & Supplies (4.7)%
21,229	Intuitive Surgical, Inc. (a)	15,645,773

	Health Care Technology (5.2)%
146,676	athenahealth, Inc. (a)	17,297,501

	Hotels, Restaurants & Leisure (3.4)%
317,161	Shake Shack, Inc., Class A (a)(b)	11,363,878

	Information Technology Services (7.3)%
133,580	Mastercard, Inc., Class A	14,755,247
107,892	Visa, Inc., Class A	9,488,022
		24,243,269
	Internet & Direct Marketing Retail (12.5)%
35,465	Amazon.com, Inc. (a)	29,969,344
6,609	Priceline Group, Inc. (The) (Netherlands) (a)	11,394,775
		41,364,119
	Internet Software & Services (19.4)%
46,412	Alibaba Group Holding Ltd. ADR (China) (a)	4,775,795
24,612	Alphabet, Inc., Class C (a)	20,260,845
209,106	Facebook, Inc., Class A (a)	28,342,227
166,300	Tencent Holdings Ltd. (China) (c)	4,434,438
393,535	Twitter, Inc. (a)	6,206,047
		64,019,352
	Life Sciences Tools & Services (5.5)%
109,487	Illumina, Inc. (a)	18,328,124

	Semiconductors & Semiconductor Equipment (3.1)%
102,168	NVIDIA Corp.	10,368,009

	Software (17.2)%
36,817	Mobileye N.V. (a)	1,675,910
190,066	Salesforce.com, Inc. (a)	15,461,869
125,923	ServiceNow, Inc. (a)	10,945,227
173,897	Splunk, Inc. (a)	10,734,661
216,221	Workday, Inc., Class A (a)	17,931,207
		56,748,874
	Total Common Stocks (Cost $172,345,755)	294,636,852

	Preferred Stocks (5.5)%
	Electronic Equipment, Instruments & Components (0.5)%
82,075	Magic Leap, Series C (a)(d)(e)(f) (acquisition cost — $1,890,434; acquired 12/22/15)	1,836,839

	Hotels, Restaurants & Leisure (0.7)%
143,970	Blue Bottle Coffee, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,083,131; acquired 01/24/14)	2,376,945

	Internet & Direct Marketing Retail (3.0)%
58,155	Airbnb, Inc., Series D (a)(d)(e)(f) (acquisition cost - $2,367,666; acquired 04/16/14)	6,111,509

77,181	Uber Technologies, Series G (a)(d)(e)(f) (acquisition cost — $3,764,289; acquired 12/03/15)		3,764,289
			9,875,798
	Life Sciences Tools & Services (1.1)%
901,243	10X Genomics, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,947,065; acquired 12/19/14)		3,622,997

	Software (0.2)%
197,427	Lookout, Inc., Series F (a)(d)(e)(f) (acquisition cost - $2,255,228; acquired 06/17/14)		604,127
	Total Preferred Stocks (Cost $15,307,813)		18,316,706

NOTIONAL AMOUNT (000)
	Call Option Purchased (0.0)%
	Foreign Currency Option
40,902	USD/CNY May 2017 @ CNY 7.90, Royal Bank of Scotland (Cost $167,371)		5,399

NUMBER OF SHARES (000)
	Short-Term Investments (13.9)%
	Securities held as Collateral on Loaned Securities (8.8)%
	Investment Company (6.7)%
22,267	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)		22,267,230

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (2.1)%
$6,811	Barclays Capital, Inc. (0.53%, dated 02/28/17, due 03/01/17; proceeds $6,811,092; fully collateralized by U.S. Government agency securities; 0.00% - 1.00% due 04/24/17 - 08/28/19; valued at $6,947,275)		6,810,991
212	Merrill Lynch & Co., Inc. (0.50%, dated 02/28/17, due 03/01/17; proceeds $211,825; fully collateralized by U.S. Government obligations; 0.63% - 2.75% due 06/30/18 - 11/15/23; valued at $216,069)		211,822
			7,022,813
	Total Securities held as Collateral on Loaned Securities (Cost $29,290,043)		29,290,043

NUMBER OF SHARES (000)
	Investment Company (5.1)%
16,769	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $16,768,898)		16,768,898
	Total Short-Term Investments (Cost $46,058,941)		46,058,941

	Total Investments (Cost $233,879,880) (h)(i)	108.4%	359,017,898
	Liabilities in Excess of Other Assets	(8.4)	(27,961,303)
	Net Assets	100.0%	$331,056,595

ADR	American Depositary Receipt.
(a)	Non-income producing security.

(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at February 28, 2017 were $30,373,762 and $31,023,166 respectively. The Fund received cash collateral of $29,290,043, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $1,733,123 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

At February 28, 2017, the Fund held fair valued securities valued at $18,316,706, representing 5.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	Illiquid security.
(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2017, amounts to $18,316,706 and represents 5.5% of net assets.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended February 28, 2017, advisory fees paid were reduced by $2,986 relating to the Fund’s investment in the Liquidity Funds.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended February 28, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At February 28, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $135,267,236 and the aggregate gross unrealized depreciation is $10,129,218 resulting in net unrealized appreciation of $125,138,018.

Currency Abbreviations:

CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Multi Cap Growth Trust

Summary of Investments • February 28, 2017 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Internet Software & Services	$64,019,352		19.4%
Software	57,353,001		17.4
Internet & Direct Marketing Retail	51,239,917		15.5
Information Technology Services	24,243,269		7.4
Life Sciences Tools & Services	21,951,121		6.7
Automobiles	18,125,275		5.5
Health Care Technology	17,297,501		5.2
Investment Company	16,768,898		5.1
Health Care Equipment & Supplies	15,645,773		4.7
Capital Markets	15,119,248		4.6
Hotels, Restaurants & Leisure	13,740,823		4.2
Semiconductors & Semiconductor Equipment	10,368,009		3.1
Biotechnology	2,013,430		0.6
Electronic Equipment, Instruments & Components	1,836,839		0.6
Other	5,399		0.0 +
	$329,727,855	++	100.0%

+	Amounts less than 0.05%
++	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Multi Cap Growth Trust

Notes to Portfolio of Investments • February 28, 2017 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges;  (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) Listed options are valued at the last reported sales price on the exchange on which they are listed  (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of February 28, 2017, the Fund did not have any investments transfer between investment levels.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Automobiles	$18,125,275	$—	$—	$18,125,275
Biotechnology	2,013,430	—	—	2,013,430
Capital Markets	15,119,248	—	—	15,119,248
Health Care Equipment & Supplies	15,645,773	—	—	15,645,773
Health Care Technology	17,297,501	—	—	17,297,501
Hotels, Restaurants & Leisure	11,363,878	—	—	11,363,878
Information Technology Services	24,243,269	—	—	24,243,269
Internet & Direct Marketing Retail	41,364,119	—	—	41,364,119
Internet Software & Services	64,019,352	—	—	64,019,352
Life Sciences Tools & Services	18,328,124	—	—	18,328,124
Semiconductors & Semiconductor Equipment	10,368,009	—	—	10,368,009
Software	56,748,874	—	—	56,748,874
Total Common Stocks	294,636,852	—	—	294,636,852
Preferred Stocks	—	—	18,316,706	18,316,706
Call Option Purchased	—	5,399	—	5,399
Short-Term Investments
Investment Company	39,036,128	—	—	39,036,128
Repurchase Agreements	—	7,022,813	—	7,022,813
Total Short-Term Investments	39,036,128	7,022,813	—	46,058,941
Total Assets	$333,672,980	$7,028,212	$18,316,706	$359,017,898

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks
Beginning Balance	$18,489,994
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(173,288)
Realized gains (losses)	—
Ending Balance	$18,316,706

Net change in unrealized appreciation (depreciation) from investments still held as of February 28, 2017	$(173,288)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of February 28, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at February 28, 2017	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Electronic Equipment, Instruments & Components
Preferred Stock	$1,836,839	Discounted Cash Flow	Weighted Average Cost of Capital	25.0%	27.0%	26.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.6x	24.7x	19.4x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Hotels, Restaurants & Leisure
Preferred Stock	$2,376,945	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%	22.0%	21.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.9x	5.5x	3.2x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Internet & Direct Marketing Retail
Preferred Stocks	$6,111,509	Market Transaction Method	Precedent Transaction	$105.00	$105.00	$105.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	9.8x	16.2x	12.8x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$3,764,289	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase

Life Sciences Tools & Services
Preferred Stock	$3,622,997	Discounted Cash Flow	Weighted Average Cost of Capital	27.5%	29.5%	28.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.9x	4.1x	2.7x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Software
Preferred Stock	$604,127	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%	21.0%	20.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.8x	6.6x	5.0x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
April 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
April 20, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 20, 2017